Provisions - Schedule of Legal Proceedings (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	$ 18,629	$ 19,736
Labor Legal Proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	14,153	10,211
Civil Legal Proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	4,476	7,250
Administrative and regulatory proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings		$ 2,275